General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2025
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expense

General and administrative expense consist of the following categories:

	June 30, 2025	June 30, 2024
	EUR	EUR
NON-RELATED PARTIES
Advertising and marketing expenses	92,204	168,772
Audit fees	235,655	196,571
Bad debts	198,100	—
Bank and other charges	13,514	5,787
Depreciation and amortization	63,339	41,980
Employee benefits	202,445	270,890
Expense related to contingent consideration	13,816	56,000
Foreign exchange loss	28,014	295
Freight and transportation	9,028	26,778
Insurance	52,586	58,358
Legal and professional fees	1,206,526	798,267
Office expenses	3,428	6,936
Office and administrative	680,252	41,390
Player management	546	1,275
Repairs and maintenance	2,192	—
Share-based expense (see Note 15)	798,500	—
Stamp duties and other taxes	466	456
Training and development	1,583	22,711
Travel and entertainment	65,995	191,632
Utilities and rent	51,427	46,389
	3,719,616	1,934,487

RELATED PARTIES
Advertising and marketing expenses	—	25,000
Director’s fees and emoluments	89,682	202,326
Credit losses	82,362	—
Legal and professional fees	196,843	257,975
Office and administrative	45,644	2,420
Share-based expense (see Note 15)	207,057	862,125
Travel and Entertainment expenses	1,760	—
Utilities and rent	8,686	12,500
	632,034	1,362,346